Financial Liabilities and Lease Debts - Summary of Assumptions and Results of the Warrant Valuation (Detail) $ / shares in Units, $ in Thousands	Dec. 18, 2024 USD ($) Options $ / shares shares	Jan. 25, 2024	Apr. 17, 2023	Jun. 30, 2026 € / shares	Jun. 30, 2026 USD ($) Warrants Options $ / shares	Dec. 31, 2025 € / shares	Dec. 31, 2025 USD ($) Warrants Options $ / shares	Jan. 25, 2024 USD ($)	Jan. 25, 2024 Options	Jan. 25, 2024 shares	Jan. 25, 2024 Warrants	Jan. 25, 2024	Jan. 25, 2024 $ / shares	Apr. 17, 2023 € / shares	Apr. 17, 2023 USD ($)	Apr. 17, 2023 Options	Apr. 17, 2023 shares	Apr. 17, 2023 Warrants	Apr. 17, 2023
Tranche A Warrants [Member]
Assumptions and results of the warrants valuation
Grant date			Apr. 17, 2023
Expiration date			Apr. 17, 2043
Number of options granted					2,779,188		2,779,188									2,779,188		2,779,188
Share entitlement per option | shares																	1
Exercise price | € / shares														€ 1.92
Valuation method			Longstaff Schwartz
Share price | € / shares				€ 2.58		€ 4.2								1.87
Average life of options			20 years		16 years 9 months 18 days		17 years 3 months 18 days
Expected Volatility					90.90%		89.70%												81.30%
Risk free rate					3.20%		3.30%												2.85%
Expected dividends					0.00%		0.00%												0.00%
Fair value per options | € / shares				€ 2.36		€ 3.84								€ 1.73
Fair value | $					$ 7,467		$ 12,546								$ 5,280
Tranche B Warrants [Member]
Assumptions and results of the warrants valuation
Grant date		Jan. 25, 2024
Expiration date		Jan. 25, 2044
Number of options granted					1,460,053		1,460,053		1,460,053		1,460,053
Share entitlement per option | shares										1
Exercise price													$ 2.53
Valuation method		Longstaff Schwartz
Share price					$ 2.58		$ 4.2						2.51
Average life of options		20 years			17 years 7 months 2 days		18 years 1 month 2 days
Expected Volatility					90.90%		89.70%					60.40%
Risk free rate					3.20%		3.30%					2.70%
Expected dividends					0.00%		0.00%					0.00%
Fair value per options					$ 2.25		$ 3.89						$ 2.22
Fair value | $					$ 3,745		$ 6,679	$ 3,534
Tranche C Warrants [Member]
Assumptions and results of the warrants valuation
Grant date	Dec. 18, 2024
Expiration date	Dec. 18, 2044
Number of options granted | Options	611,426				611,426		611,426
Share entitlement per option | shares	1
Exercise price	$ 1.7
Valuation method	Longstaff Schwartz
Share price	$ 1.56				$ 2.58		$ 4.2
Average life of options	20 years				18 years 5 months 19 days		18 years 11 months 19 days
Expected Volatility	45.30%				90.90%		89.70%
Risk free rate	2.20%				3.20%		3.30%
Expected dividends	0.00%				0.00%		0.00%
Fair value per options	$ 1.19				$ 2.37		$ 3.94
Fair value | $	$ 755				$ 1,651		$ 2,834